Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2012	$ 3,551,106	$ 11,169	$ 125,820,318	$ (122,280,381)
Beginning Balance, Shares at Dec. 31, 2012		11,168,905
Common stock issued in Unit offering	6,210,537	$ 6,774	6,203,763
Common stock issued in Unit offering, Shares		6,773,995
Warrants issued in Unit offering	(4,827,788)		(4,827,788)
Reclassification of warrant liability to additional paid in capital upon partial exercises of warrants issued in unit offering	201,311		201,311
Issuance of common stock to collaboration partner	1,500,000	$ 1,034	1,498,966
Issuance of common stock to collaboration partner, Shares		1,034,483
Issuance of common stock pursuant to Lincoln Park equity line	528,051	$ 383	527,668
Issuance of common stock pursuant to Lincoln Park equity line, Shares		383,370
Issuance of shares from exercise of stock options and warrants	235,975	$ 211	235,764
Issuance of shares from exercise of stock options and warrants, Shares		210,582
Issuance of common stock to vendor	82,148	$ 55	82,093
Issuance of common stock to vendor, Shares		55,104
Fair value of common stock warrants issued to vendors	4,775		4,775
Stock-based compensation expense	803,060		$ 803,060
Net loss	(10,058,996)			$ (10,058,996)
Ending Balance at Dec. 31, 2013	(1,769,821)	$ 19,626	$ 130,549,930	$ (132,339,377)
Ending Balance, Shares at Dec. 31, 2013		19,626,439
Common stock issued in Unit offering	1,937,894	$ 1,887	1,936,007
Common stock issued in Unit offering, Shares		1,886,530
Reclassification of warrant liability to additional paid in capital upon partial exercises of warrants issued in unit offering	1,055,490		1,055,490
Issuance of common stock to collaboration partner	$ 100,002	$ 43	99,959
Issuance of common stock to collaboration partner, Shares		43,067
Issuance of common stock from cashless exercise of warrants		$ 143	(143)
Issuance of common stock from cashless exercise of warrants,shares		143,004
Shares issued in connection with acquisition of in-process research and development	$ 3,750,000	$ 1,849	3,748,151
Shares issued in connection with acquisition of in-process research and development,shares		1,849,113
Issuance of common stock pursuant to Lincoln Park equity line	$ 470,475	$ 231	470,244
Issuance of common stock pursuant to Lincoln Park equity line, Shares	230,743	230,743
Issuance of common stock to vendor	$ 256,040	$ 121	255,919
Issuance of common stock to vendor, Shares		121,000
Fair value of common stock warrants issued to vendors	4,775		4,775
Issuance of shares from exercise of stock options	28,078	$ 37	28,041
Issuance of shares from exercise of stock options,shares		36,672
Stock-based compensation expense	720,150		$ 720,150
Net loss	(6,706,972)			$ (6,706,972)
Ending Balance at Dec. 31, 2014	(153,889)	$ 23,937	$ 138,868,523	(139,046,349)
Ending Balance, Shares at Dec. 31, 2014		23,936,568
Reclassification of warrant liability to additional paid in capital upon partial exercises of warrants issued in unit offering	1,648,811		1,648,811
Issuance of common stock pursuant to Lincoln Park equity line	246,525	$ 153	246,372
Issuance of common stock pursuant to Lincoln Park equity line, Shares		153,010
Issuance of shares from exercise of stock options and warrants	758,649	$ 1,184	757,465
Issuance of shares from exercise of stock options and warrants, Shares		1,183,786
Issuance of common stock to vendor	101,360	$ 66	101,294
Issuance of common stock to vendor, Shares		66,000
Stock-based compensation expense	142,025		$ 142,025
Net loss	(4,569,322)			(4,569,322)
Ending Balance at Mar. 31, 2015	$ (1,825,841)	$ 25,340	$ 141,764,490	$ (143,615,671)
Ending Balance, Shares at Mar. 31, 2015		25,339,364